Condensed Financial Information of Global-Tech - Condensed Balance Sheets (Detail)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Current assets:
Cash and cash equivalents	$ 14,501,954		$ 22,820,300		$ 32,385,376	$ 39,792,733
Restricted cash	9,850,930	¥ 64,239,817	4,013,565	¥ 24,943,500
Available-for-sale investments			1,050,500
Prepaid expenses	95,398		123,462
Deposits and other assets	3,753,765		2,475,765
Total current assets	67,779,496		70,215,427
Interests in subsidiaries	0		0
Total assets	94,983,760		99,667,943		108,225,843
Current liabilities:
Other accrued liabilities	6,284,082		5,720,757
Total liabilities	35,671,389		33,877,940
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 shares issued as of March 31, 2015 and 2014	$ 129,353		$ 129,353
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	$ 85,108,427		$ 85,103,910
Statutory reserves	1,328,283		1,340,229
Accumulated deficit	(32,999,298)		(26,590,366)
Accumulated other comprehensive income	10,848,613		10,854,689
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2015 and 2014	(4,663,321)		(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	59,752,057		66,174,494
Non-controlling interests	(439,686)		(384,491)
Total equity	59,312,371		65,790,003		76,258,203	80,090,632
Total liabilities and shareholders' equity	94,983,760		99,667,943
Global-Tech [Member]
Current assets:
Cash and cash equivalents	3,643,139		6,719,079		$ 19,405,865	$ 21,984,305
Time deposits	7,008,639		11,339,515
Restricted cash	5,000,000
Available-for-sale investments			1,050,500
Prepaid expenses	15,142		17,803
Deposits and other assets	47,388		302,107
Total current assets	15,714,308		19,429,004
Interests in subsidiaries	43,727,227		46,474,157
Total assets	59,441,535		65,903,161
Current liabilities:
Other accrued liabilities	129,164		113,158
Total liabilities	129,164		113,158
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 shares issued as of March 31, 2015 and 2014	$ 129,353		$ 129,353
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	$ 85,108,427		$ 85,103,910
Statutory reserves	1,328,283		1,340,229
Accumulated deficit	(32,999,298)		(26,590,366)
Accumulated other comprehensive income	10,848,613		10,854,689
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2015 and 2014	(4,663,321)		(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	59,752,057		66,174,494
Non-controlling interests	(439,686)		(384,491)
Total equity	59,312,371		65,790,003
Total liabilities and shareholders' equity	$ 59,441,535		$ 65,903,161